Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act) and Item 402(v) of Regulation
S-K
(the PvP Rule), we provide the following disclosure regarding executive “compensation actually paid” (CAP), calculated in accordance with SEC rules, and certain Company performance for the fiscal years listed below.
This disclosure was prepared in accordance with the requirements of the PvP Rule and does not necessarily reflect the value actually realized by our executives, how our executives’ compensation relates to Company performance, or how the MD&C Committee evaluates compensation decisions in light of Company or individual performance. For example, the MD&C Committee does not use CAP as a basis for making compensation decisions, nor does it use net income (as reflected below) for purposes of determining our executives’ incentive compensation. Please refer to our
Compensation Discussion and Analysis
for a complete description of how executive compensation relates to Company performance and how the MD&C Committee makes its compensation decisions.
The information provided under this Pay versus Performance section will not be deemed to be incorporated by reference into any filing made by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, except to the extent the Company specifically incorporates it by reference.

Year (a)	Summary Compensation Table Total for PEO (1) ($) (b)	Compensation Actually Paid to PEO (2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (5) (in millions) ($) (h)	Free Cash Flow (6) (in millions) ($) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return (4) ($) (g)

2023	13,763,441	3,438,692	5,142,656	1,481,677	149.23	189.15	2,855	965

2022	13,802,119	37,002,785	5,258,220	12,358,523	189.47	180.98	3,674	2,458

2021	15,040,707	27,948,348	5,318,503	9,347,083	107.38	113.41	973	1,823

2020	14,321,225	4,161,792	5,049,645	2,445,197	56.29	66.35	(4,860)	182

(1)
The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for the PEO and the average of the amounts reported for the Company’s non-PEO
NEOs as a group, respectively, for each corresponding year in the “Total” column of the
Summary Compensation Table
(SCT). The individuals included in the table are:

Year	PEO	Non-PEO NEOs
2023	John J. Christmann IV	Stephen J. Riney, David A. Pursell, D. Clay Bretches, and Tracey K. Henderson
2022–2020	John J. Christmann IV	Stephen J. Riney, P. Anthony Lannie, David A. Pursell, and D. Clay Bretches

(2)
The dollar amounts reported in column (c) represent the amount of CAP to the PEO, as computed in accordance with the PvP Rule. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of the PvP Rule, the adjustments in the table below were made to the total compensation of the PEO as reported in the SCT for each year and the addition (or subtraction, as applicable) of the amounts shown in the table for equity award adjustments, as required by the PVP Rule, to determine the CAP. No pension benefit adjustments were made, as the Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs. The grant date fair value of equity awards represents the total (or average, as applicable) of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

PEO
Calculation of CAP	2023	2022	2021	2020
Reported SCT total ($)	13,763,441	13,802,119	15,040,707	14,321,225
– Reported value of equity awards ($)	(9,384,742)	(9,479,781)	(10,596,139)	(10,172,011)
+ Year-end fair value of equity awards granted in the year ($)	6,951,766	14,735,109	17,107,671	5,643,936
+ Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years ($)	(13,911,887)	16,249,187	6,070,063	(6,398,628)
+ Fair value as of vesting date of equity awards granted and vested in the year ($)	—	—	—	—
+ Year-over-year change in fair value of equity awards granted in prior years that vested in the year ($)	4,800,065	779,729	221,021	392,916
– Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	—	—	—	—
+ Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	1,220,048	916,422	105,024	374,355
= CAP*	3,438,692	37,002,785	27,948,348	4,161,792

*	Individual amounts above and the totals are rounded to the nearest dollar.

(3)
The dollar amounts reported in column (e) represent the amount of CAP to the non-PEO
NEOs as a group, as computed in accordance with the PvP Rule. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these individuals during the applicable year. In accordance with the requirements of the PvP Rule, the adjustments in the table below were made to the average compensation paid to these individuals as a group, as reported in the SCT for each year and the addition (or subtraction, as applicable) of the amounts shown in the table for equity award adjustments, as required by the PVP Rule, to determine the CAP. No pension benefit adjustments were made, as the Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs. The grant date fair value of equity awards represents the total (or average, as applicable) of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Average for Non-PEO NEOs
Calculation of CAP	2023	2022	2021	2020
Reported SCT total ($)	5,142,656	5,258,220	5,318,503	5,049,645
– Reported value of equity awards ($)	(3,210,359)	(3,331,056)	(3,369,123)	(3,228,199)
+ Year-end fair value of equity awards granted in the year ($)	2,245,514	5,177,694	5,560,905	2,077,200
+ Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years ($)	(4,022,668)	4,726,618	1,581,939	(1,577,673)
+ Fair value as of vesting date of equity awards granted and vested in the year ($)	—	—	—	—
+ Year-over-year change in fair value of equity awards granted in prior years that vested in the year ($)	960,203	254,461	182,175	34,091
– Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	—	—	—	—
+ Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	348,827	272,586	72,684	90,133
= CAP*	1,481,677	12,358,523	9,347,083	2,445,197

*	Individual amounts above and the totals are rounded to the nearest dollar.

(4)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Exploration & Production Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation
S-K.

(5)	The dollar amounts reported represent the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for the applicable year, as required by Regulation S-X.

(6)
Free Cash Flow for purposes of this Pay versus Performance table is calculated by taking cash flows from operations before changes in operating assets and liabilities, including Sinopec’s noncontrolling interest, and subtracts upstream capital investment and distributions to Sinopec’s noncontrolling interest. This is a different formulation of Free Cash Flow as compared to what is used in the Company’s goal metrics, as described in the
Compensation Discussion and Analysis
section.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for the PEO and the average of the amounts reported for the Company’s non-PEO
NEOs as a group, respectively, for each corresponding year in the “Total” column of the
Summary Compensation Table
(SCT). The individuals included in the table are:

Year	PEO	Non-PEO NEOs
2023	John J. Christmann IV	Stephen J. Riney, David A. Pursell, D. Clay Bretches, and Tracey K. Henderson
2022–2020	John J. Christmann IV	Stephen J. Riney, P. Anthony Lannie, David A. Pursell, and D. Clay Bretches

Peer Group Issuers, Footnote	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Dow Jones U.S. Exploration & Production Index, which is the same published industry index the Company uses for purposes of Item 201(e)(1)(ii) of Regulation
S-K.

PEO Total Compensation Amount	$ 13,763,441	$ 13,802,119	$ 15,040,707	$ 14,321,225
PEO Actually Paid Compensation Amount	$ 3,438,692	37,002,785	27,948,348	4,161,792
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP to the PEO, as computed in accordance with the PvP Rule. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of the PvP Rule, the adjustments in the table below were made to the total compensation of the PEO as reported in the SCT for each year and the addition (or subtraction, as applicable) of the amounts shown in the table for equity award adjustments, as required by the PVP Rule, to determine the CAP. No pension benefit adjustments were made, as the Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs. The grant date fair value of equity awards represents the total (or average, as applicable) of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

PEO
Calculation of CAP	2023	2022	2021	2020
Reported SCT total ($)	13,763,441	13,802,119	15,040,707	14,321,225
– Reported value of equity awards ($)	(9,384,742)	(9,479,781)	(10,596,139)	(10,172,011)
+ Year-end fair value of equity awards granted in the year ($)	6,951,766	14,735,109	17,107,671	5,643,936
+ Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years ($)	(13,911,887)	16,249,187	6,070,063	(6,398,628)
+ Fair value as of vesting date of equity awards granted and vested in the year ($)	—	—	—	—
+ Year-over-year change in fair value of equity awards granted in prior years that vested in the year ($)	4,800,065	779,729	221,021	392,916
– Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	—	—	—	—
+ Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	1,220,048	916,422	105,024	374,355
= CAP*	3,438,692	37,002,785	27,948,348	4,161,792

*	Individual amounts above and the totals are rounded to the nearest dollar.

Non-PEO NEO Average Total Compensation Amount	$ 5,142,656	5,258,220	5,318,503	5,049,645
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,481,677	12,358,523	9,347,083	2,445,197
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in column (e) represent the amount of CAP to the non-PEO
NEOs as a group, as computed in accordance with the PvP Rule. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these individuals during the applicable year. In accordance with the requirements of the PvP Rule, the adjustments in the table below were made to the average compensation paid to these individuals as a group, as reported in the SCT for each year and the addition (or subtraction, as applicable) of the amounts shown in the table for equity award adjustments, as required by the PVP Rule, to determine the CAP. No pension benefit adjustments were made, as the Company does not have any defined benefit or actuarial pension plans applicable to our U.S. employees, including our NEOs. The grant date fair value of equity awards represents the total (or average, as applicable) of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Average for Non-PEO NEOs
Calculation of CAP	2023	2022	2021	2020
Reported SCT total ($)	5,142,656	5,258,220	5,318,503	5,049,645
– Reported value of equity awards ($)	(3,210,359)	(3,331,056)	(3,369,123)	(3,228,199)
+ Year-end fair value of equity awards granted in the year ($)	2,245,514	5,177,694	5,560,905	2,077,200
+ Year-over-year change in fair value of outstanding and unvested equity awards granted in prior years ($)	(4,022,668)	4,726,618	1,581,939	(1,577,673)
+ Fair value as of vesting date of equity awards granted and vested in the year ($)	—	—	—	—
+ Year-over-year change in fair value of equity awards granted in prior years that vested in the year ($)	960,203	254,461	182,175	34,091
– Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	—	—	—	—
+ Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	348,827	272,586	72,684	90,133
= CAP*	1,481,677	12,358,523	9,347,083	2,445,197

*	Individual amounts above and the totals are rounded to the nearest dollar.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2023 to our performance were:

●	Free Cash Flow
●	Cash Return on Invested Capital
●	Cash Costs per BOE ($/BOE)
●	All-in Finding and Development ($/BOE)

Total Shareholder Return Amount	$ 149.23	189.47	107.38	56.29
Peer Group Total Shareholder Return Amount	189.15	180.98	113.41	66.35
Net Income (Loss)	$ 2,855,000,000	$ 3,674,000,000	$ 973,000,000	$ (4,860,000,000)
Company Selected Measure Amount	965,000,000	2,458,000,000	1,823,000,000	182,000,000
PEO Name	John J. Christmann IV
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	Free Cash Flow for purposes of this Pay versus Performance table is calculated by taking cash flows from operations before changes in operating assets and liabilities, including Sinopec’s noncontrolling interest, and subtracts upstream capital investment and distributions to Sinopec’s noncontrolling interest. This is a different formulation of Free Cash Flow as compared to what is used in the Company’s goal metrics, as described in the
Compensation Discussion and Analysis
	section.
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Costs per BOE ($/BOE)
Measure:: 4
Pay vs Performance Disclosure
Name	All-in Finding and Development ($/BOE)
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,384,742)	$ (9,479,781)	$ (10,596,139)	$ (10,172,011)
PEO | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,951,766	14,735,109	17,107,671	5,643,936
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,911,887)	16,249,187	6,070,063	(6,398,628)
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,800,065	779,729	221,021	392,916
PEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,220,048	916,422	105,024	374,355
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,210,359)	(3,331,056)	(3,369,123)	(3,228,199)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,245,514	5,177,694	5,560,905	2,077,200
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,022,668)	4,726,618	1,581,939	(1,577,673)
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	960,203	254,461	182,175	34,091
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 348,827	$ 272,586	$ 72,684	$ 90,133